FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates and price and rate volatility, as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,959	$2,959
Accounts and other receivable, net (current and non-current)	—	—	6,607	6,607
Financial assets (current and non-current) (1)	924	4,937	7,961	13,822
Total	$924	$4,937	$17,527	$23,388
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$243	$196	$10,623	$11,062
Borrowings (current and non-current)	—	—	42,122	42,122
Total	$243	$196	$52,745	$53,184
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $7,154 million.
Included in cash and cash equivalents as at June 30, 2024 was $2,060 million of cash (December 31, 2023: $2,062 million) and $899 million of cash equivalents (December 31, 2023: $1,190 million).
Included in financial assets (current and non-current) as at June 30, 2024 was $494 million (December 31, 2023: $527 million) of equity instruments and $4,050 million (December 31, 2023: $4,105 million) of debt instruments designated and measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (1)(2)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
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(1)FVOCI and FVTPL include of derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,533 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
Net investment hedges
The partnership uses foreign exchange derivative contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2024, a pre-tax net gain of $110 million and $145 million, respectively (June 30, 2023: pre-tax net loss of $81 million and $154 million, respectively) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2024, there was a derivative asset balance of $74 million (December 31, 2023: $4 million) and a derivative liability balance of $160 million (December 31, 2023: $259 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The partnership uses commodity swap contracts to hedge the sale price of natural gas contracts, purchase price of oil, lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2024, a pre-tax net gain of $101 million and $241 million, respectively (June 30, 2023: pre-tax net gain of $160 million and $102 million, respectively) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2024, there was a derivative asset balance of $319 million (December 31, 2023: $205 million) and derivative liability balance of $33 million (December 31, 2023: $72 million) relating to the derivative contracts designated as cash flow hedges.
Fair value hedge
The partnership uses cross currency interest rate swap contracts to hedge its fair value exposure on certain foreign currency borrowings resulting from changes in foreign currency. As at June 30, 2024, there was a derivative asset balance of $28 million (December 31, 2023: $10 million) and derivative liability balance of $16 million (December 31, 2023: $31 million) relating to derivative contracts designated as fair value hedges.
(b)Fair value hierarchical levels – financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $877 million (December 31, 2023: $828 million) of financial assets and $110 million (December 31, 2023: $284 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2024 and December 31, 2023:

	June 30, 2024			December 31, 2023
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$67	$—	$—	$117	$—	$—
Corporate and government bonds	80	3,136	138	25	3,307	85
Derivative assets	4	526	—	6	404	—
Other financial assets (1)	440	731	739	399	719	743
	$591	$4,393	$877	$547	$4,430	$828
Financial liabilities
Derivative liabilities	$6	$323	$—	$7	$500	$1
Other financial liabilities (2)	—	—	110	—	—	283
	$6	$323	$110	$7	$500	$284
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
(2)Includes $75 million (December 31, 2023: $258 million) of contingent consideration payable in relation to the acquisition of subsidiaries.
There were no transfers between levels during the six months ended June 30, 2024.
The following table presents the change in the balance of financial assets classified as Level 3 for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$828	$692
Fair value change recorded in net income	(1)	57
Fair value change recorded in other comprehensive income	11	(6)
Additions	64	150
Dispositions	(23)	(70)
Foreign currency translation and other	(2)	5
Balance at end of period	$877	$828
The following table presents the change in the balance of financial liabilities classified as Level 3 for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$284	$589
Fair value change recorded in net income	(153)	(62)
Fair value change recorded in other comprehensive income	2	(21)
Additions	8	25
Dispositions/settlements	(29)	(262)
Foreign currency translation and other	(2)	15
Balance at end of period	$110	$284